UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494
                                                    -----------

                             The Gabelli Asset Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               ---------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------

                      Date of fiscal year end: December 31
                                              -------------

                   Date of reporting period: December 31, 2006
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             THE GABELLI ASSET FUND
                                  ANNUAL REPORT
                               DECEMBER 31, 2006




TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     We are pleased to report that The Gabelli Asset Fund (Class AAA) gained 21.84% in 2006, outpacing the Dow Jones Industrial Average and the S&P 500 returns of 18.98% and 15.78% for the same period. The strongest S&P industry group in 2006 was Telecommunications Services (up 37%), an area in which the Fund is significantly overweighted. The only two S&P sectors not up double-digits in 2006 were Healthcare and Information Technology, two areas in which the Fund is underweighted.

      With some exceptions, media and telecommunications, areas of focus for the Fund, returned to favor in 2006. One of the Fund's major holdings, Cablevision (+64% after adjusting for the $10 per share special distribution made in April
2006), benefited from strong fundamentals, a revaluation by investors of cable equities and a buyout offer in October from the controlling Dolan family. Other top media performers included Rogers Communications (+41%), News Corp. (+38%), Time Warner (+25%) and CBS Corp. (+20%). Holdings over 1% that were up more than 20% included Greif Inc. (+79%), Telephone & Data Systems (+51%), Deere (+40%), Diageo (+36%), and Groupe Danone (+32%).

      Two exceptions to the strong performance of media and telecommunications were Media General (-27%) and Sprint Nextel (-11%). Media General suffered along with many of its newspaper peers from a shift in consumer attention and advertising dollars to newer forms of media while Sprint Nextel has struggled with the integration of Nextel. Dana Corp. (-81%) also contributed negatively to the Fund's performance as it filed for bankruptcy protection in 2006. While these holdings were less than 1% at the end of the year, they did impact the Fund's performance negatively.

                                                   Sincerely yours,

                                                   /s/ Bruce N. Alpert

                                                   Bruce N. Alpert
                                                   President
January 22, 2007

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI ASSET FUND,
              THE CONSUMER PRICE INDEX +10%, AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

               Gabelli Asset Fund                               Consumer Price
                      (Class AAA)           S&P 500 Index          Index + 10%
3/3/86                   $ 10,000                $ 10,000             $ 10,000
12/31/86                   11,280                  10,980               11,160
12/31/87                   13,111                  11,556               12,678
12/31/88                   17,189                  13,470               14,503
12/31/89                   21,691                  17,731               16,621
12/31/90                   20,611                  17,179               19,297
12/31/91                   24,350                  22,402               21,825
12/31/92                   27,976                  24,107               24,640
12/31/93                   34,086                  26,532               27,769
12/31/94                   34,035                  26,879               31,296
12/31/95                   42,523                  36,967               35,208
12/31/96                   48,204                  45,451               39,891
12/31/97                   66,555                  60,609               44,558
12/31/98                   77,157                  77,943               49,727
12/31/99                   99,139                  94,335               56,042
12/31/00                   96,790                  85,751               63,552
12/31/01                   96,945                  75,563               70,924
12/31/02                   83,111                  58,871               79,718
12/31/03                  108,518                  75,750               89,205
12/31/04                  126,423                  83,984              101,069
12/31/05                  132,011                  88,107              114,612
12/31/06                  160,842                 102,011              128,939

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                           AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
                           ----------------------------------------------------
                                                                                                             Since
                                                                                                           Inception
                                      Quarter    1 Year   3 Year   5 Year    10 Year    15 Year   20 Year   (3/3/86)
--------------------------------------------------------------------------------------------------------------------
  GABELLI ASSET FUND CLASS AAA .......  9.29%    21.84%    14.01%    10.66%    12.81%     13.41%    14.21%    14.27%
  S&P 500 Index ......................  6.69     15.78     10.43      6.18      8.42      10.63     11.79     11.79
  Dow Jones Industrial Average .......  7.31     18.98      8.49      6.83      8.95      12.02     12.74     12.92
  Nasdaq Composite Index .............  6.95      9.52       6.43      4.37      6.46       9.90     10.16      9.57
  Class A ............................  9.30     21.86     14.01     10.66     12.81      13.41     14.21     14.27
                                        3.02(b)  14.85(b)  11.79(b)   9.35(b)  12.14(b)   12.97(b)  13.87(b)  13.93(b)
  Class B ............................  9.07     20.93     13.18     10.17     12.56      13.25     14.09     14.15
                                        4.07(c)  15.93(c)  12.39(c)   9.90(c)  12.56(c)   13.25(c)  14.09(c)  14.15(c)
  Class C ............................  9.10     20.94     13.16     10.16     12.55      13.24     14.08     14.14
                                        8.10(d)  19.94(d)  13.16     10.16     12.55      13.24     14.08     14.14

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
    THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, FIFTEEN YEAR, TWENTY YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, 0%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIOD OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.


                              Beginning       Ending      Annualized   Expenses
                            Account Value  Account Value   Expense   Paid During
                              07/01/06       12/31/06       Ratio      Period*
--------------------------------------------------------------------------------
THE GABELLI ASSET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                    $1,000.00       $1,125.10      1.35%       $ 7.23
Class A                      $1,000.00       $1,125.30      1.33%       $ 7.12
Class B                      $1,000.00       $1,120.30      2.10%       $11.22
Class C                      $1,000.00       $1,120.90      2.10%       $11.23

HYPOTHETICAL 5% RETURN
Class AAA                    $1,000.00       $1,018.40      1.35%       $ 6.87
Class A                      $1,000.00       $1,018.50      1.33%       $ 6.77
Class B                      $1,000.00       $1,014.62      2.10%       $10.66
Class C                      $1,000.00       $1,014.62      2.10%       $10.66

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by he number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

GABELLI ASSET FUND

Food and Beverage .................................. 11.1%
Energy and Utilities ...............................  7.9%
Publishing .........................................  6.9%
Financial Services .................................  6.5%
Telecommunications .................................  6.5%
Diversified Industrial .............................  5.8%
Consumer Products ..................................  5.8%
Cable and Satellite ................................  5.4%
Equipment and Supplies .............................  5.3%
Entertainment ......................................  5.2%
Health Care ........................................  3.4%
Aviation: Parts and Services .......................  3.1%
Automotive: Parts and Accessories ..................  2.9%
Hotels and Gaming ..................................  2.9%
Broadcasting .......................................  2.1%
Consumer Services ..................................  1.9%
Machinery ..........................................  1.9%
Communications Equipment ...........................  1.8%
Specialty Chemicals ................................  1.7%
Metals and Mining ..................................  1.6%
Environmental Services .............................  1.3%
Electronics ........................................  1.3%
Aerospace ..........................................  1.3%
Real Estate ........................................  1.2%
Agriculture ........................................  1.1%
Automotive .........................................  1.0%
Wireless Communications ............................  0.8%
Business Services ..................................  0.8%
Retail .............................................  0.7%
Transportation .....................................  0.6%
U.S. Government Obligations ........................  0.3%
Manufactured Housing and Recreational Vehicles .....  0.3%
Computer Software and Services .....................  0.3%
Closed-End Funds ...................................  0.1%
Paper and Forest Products ..........................  0.0%
Other Assets and Liabilities (Net) ................. (0.8)%
                                                    -------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
================================================================================

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
              COMMON STOCKS -- 100.0%
              AEROSPACE -- 1.1%
      70,000  Boeing Co. ....................$    2,424,385   $    6,218,800
      60,000  Herley Industries Inc.+ .......       867,403          971,400
      12,000  Lockheed Martin Corp. .........       354,600        1,104,840
      15,000  Northrop Grumman Corp. ........       734,191        1,015,500
   2,000,000  Rolls-Royce Group plc+ ........    14,749,075       17,533,729
  73,400,000  Rolls-Royce Group plc, Cl. B ..       139,666          145,872
                                             --------------   --------------
                                                 19,269,320       26,990,141
                                             --------------   --------------
              AGRICULTURE -- 1.1%
     635,000  Archer-Daniels-Midland Co. ....     8,714,776       20,294,600
      20,000  Delta & Pine Land Co. .........       461,178          809,000
      85,058  Monsanto Co. ..................       818,413        4,468,097
       1,000  Potash Corp. of
                Saskatchewan Inc. ...........        41,184          143,480
     100,000  The Mosaic Co.+ ...............     1,586,792        2,136,000
                                             --------------   --------------
                                                 11,622,343       27,851,177
                                             --------------   --------------
              AUTOMOTIVE -- 1.0%
      75,000  General Motors Corp. ..........     2,305,918        2,304,000
     500,000  Navistar International Corp.+ .     8,980,097       16,715,000
      67,500  PACCAR Inc. ...................       522,021        4,380,750
      25,000  Volkswagen AG .................     1,044,095        2,834,466
                                             --------------   --------------
                                                 12,852,131       26,234,216
                                             --------------   --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.8%
      97,000  BorgWarner Inc. ...............     1,907,160        5,724,940
     240,000  CLARCOR Inc. ..................     1,718,044        8,114,400
     340,000  Dana Corp.+ ...................     3,461,814          472,600
     260,000  Earl Scheib Inc.+ .............     1,603,290          920,400
     195,000  Federal-Mogul Corp.+ ..........       411,720          114,075
     520,000  Genuine Parts Co. .............    12,888,512       24,663,600
     145,000  Johnson Controls Inc. .........     3,898,381       12,458,400
     170,000  Midas Inc.+ ...................     2,224,151        3,910,000
     285,000  Modine Manufacturing Co. ......     6,650,816        7,133,550
     145,000  Proliance International Inc.+ .       898,178          667,000
     180,000  Standard Motor
                Products Inc. ...............     2,488,936        2,696,400
      75,000  Superior Industries
                International Inc. ..........     1,853,169        1,445,250
      90,000  Tenneco Inc.+ .................       305,244        2,224,800
     200,000  TI Automotive Ltd., Cl. A+ (b)              0                0
                                             --------------   --------------
                                                 40,309,415       70,545,415
                                             --------------   --------------
              AVIATION: PARTS AND SERVICES -- 3.1%
     520,000  Curtiss-Wright Corp. ..........     3,391,227       19,281,600
      15,000  EDO Corp. .....................       431,784          356,100
     570,000  GenCorp Inc.+ .................     2,079,772        7,991,400
     110,000  Kaman Corp. ...................     1,534,270        2,462,900
     320,000  Precision Castparts Corp. .....     3,919,515       25,049,600
     102,000  Sequa Corp., Cl. A+ ...........     4,294,565       11,736,120

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
     105,000  Sequa Corp., Cl. B+ ...........$    5,381,630   $   12,066,600
     225,000  The Fairchild Corp., Cl. A+ ...     1,287,962          492,750
                                             --------------   --------------
                                                 22,320,725       79,437,070
                                             --------------   --------------
              BROADCASTING -- 2.1%
     401,000  CBS Corp., Cl. A ..............     7,023,402       12,519,220
      50,000  CBS Corp., Cl. B ..............     1,257,800        1,559,000
      30,000  Clear Channel
                Communications Inc. .........     1,063,026        1,066,200
      10,000  Cogeco Inc. ...................       194,764          250,911
      13,333  Corus Entertainment Inc.,
                Cl. B, New York .............        43,320          479,455
       6,667  Corus Entertainment Inc.,
                Cl. B, Toronto ..............        21,662          237,260
      75,700  Fisher
                Communications Inc.+ ........     4,068,701        3,346,697
     166,000  Granite Broadcasting Corp.+ ...        69,153           21,580
     325,000  Gray Television Inc. ..........     3,563,463        2,382,250
       8,000  Gray Television Inc., Cl. A ...        76,930           65,760
      30,000  ION Media Networks Inc.+ ......        45,132           15,000
     230,000  Liberty Media Corp. - Capital,
                Cl. A+ ......................     4,578,481       22,535,400
     175,000  Lin TV Corp., Cl. A+ ..........     3,350,308        1,741,250
      40,000  Sinclair Broadcast Group Inc.,
                Cl. A .......................       358,285          420,000
     400,000  Television
                Broadcasts Ltd. .............     1,815,551        2,442,693
     100,000  Univision Communications
                Inc., Cl. A+ ................     3,509,420        3,542,000
     215,000  Young Broadcasting Inc.,
                Cl. A+ ......................     2,475,266          606,300
                                             --------------   --------------
                                                 33,514,664       53,230,976
                                             --------------   --------------
              BUSINESS SERVICES -- 0.8%
      25,851  ACCO Brands Corp.+ ............       152,168          684,276
      30,600  Avis Budget Group Inc. ........       540,933          663,714
      45,000  ChoicePoint Inc.+ .............     1,609,312        1,772,100
      12,500  Clear Channel Outdoor
                Holdings Inc., Cl. A+ .......       259,405          348,875
     195,000  Ecolab Inc. ...................     1,837,427        8,814,000
      10,000  Imation Corp. .................       203,344          464,300
      65,000  Landauer Inc. .................       402,818        3,410,550
      23,500  MasterCard Inc., Cl. A ........       916,500        2,314,515
     115,500  Nashua Corp.+ .................     1,687,940          966,735
                                             --------------   --------------
                                                  7,609,847       19,439,065
                                             --------------   --------------
              CABLE AND SATELLITE -- 5.4%
   2,000,000  Cablevision Systems
                Corp., Cl. A+ ...............     5,712,538       56,960,000
     170,000  Comcast Corp., Cl. A+ .........     4,255,879        7,196,100
      40,000  Comcast Corp., Cl. A,
                Special+ ....................       306,462        1,675,200
     100,000  EchoStar Communications
                Corp., Cl. A+ ...............     2,982,011        3,803,000

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
              COMMON STOCKS (CONTINUED)
              CABLE AND SATELLITE (CONTINUED)
     320,096  Liberty Global Inc., Cl. A+ ...$    3,187,437   $    9,330,798
     260,000  Liberty Global Inc., Cl. C+ ...     2,801,037        7,280,000
     655,000  Rogers Communications Inc.,
                Cl. B, New York .............     6,649,003       39,038,000
      50,000  Rogers Communications Inc.,
                Cl. B, Toronto ..............       229,820        1,487,802
      60,000  Shaw Communications Inc.,
                Cl. B .......................       164,952        1,899,070
      80,000  Shaw Communications Inc.,
                Cl. B, Non-Voting ...........       312,647        2,536,800
     170,000  The DIRECTV Group Inc.+ .......     2,814,845        4,239,800
                                             --------------   --------------
                                                 29,416,631      135,446,570
                                             --------------   --------------
              CLOSED-END FUNDS -- 0.1%
      78,001  Royce Value Trust Inc. ........       938,786        1,731,622
                                             --------------   --------------
              COMMUNICATIONS EQUIPMENT -- 1.6%
     113,223  Agere Systems Inc.+ ...........     1,631,136        2,170,485
     120,000  Alcatel-Lucent, ADR ...........     3,233,774        1,706,400
     565,000  Corning Inc.+ .................     4,174,676       10,571,150
     250,000  Motorola Inc. .................     2,584,418        5,140,000
      20,000  Nortel Networks Corp.,
                New York+ ...................       523,704          534,600
      90,000  Nortel Networks Corp.,
                Toronto+ ....................     2,888,687        2,405,608
     390,000  Thomas & Betts Corp.+ .........     7,652,903       18,439,200
                                             --------------   --------------
                                                 22,689,298       40,967,443
                                             --------------   --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
      10,000  CA Inc. .......................       145,700          226,500
       1,600  eBay Inc.+ ....................        24,652           48,112
      50,000  Jupitermedia Corp.+ ...........       287,066          396,000
      26,026  Telecom Italia Media SpA ......        26,184           12,385
     245,000  Yahoo! Inc.+ ..................     8,132,706        6,257,300
                                             --------------   --------------
                                                  8,616,308        6,940,297
                                             --------------   --------------
              CONSUMER PRODUCTS -- 5.8%
      50,000  Alberto-Culver Co. ............     1,116,801        1,072,500
      12,000  Altria Group Inc. .............       360,636        1,029,840
      10,000  Avon Products Inc. ............       275,840          330,400
      11,000  Christian Dior SA .............       307,335        1,172,530
     280,000  Church & Dwight Co. Inc. ......     1,838,465       11,942,000
      38,000  Clorox Co. ....................     2,111,402        2,437,700
      40,000  Colgate-Palmolive Co. .........     2,092,913        2,609,600
      40,000  Eastman Kodak Co. .............       950,513        1,032,000
     275,000  Energizer Holdings Inc.+ ......     4,987,400       19,522,250
     110,000  Fortune Brands Inc. ...........     2,384,058        9,392,900
     318,100  Gallaher Group plc, ADR .......     7,190,109       28,613,095
       3,000  Givaudan SA ...................     1,028,013        2,777,185
      37,000  Harley-Davidson Inc. ..........        93,194        2,607,390
      90,000  Lenox Group Inc.+ .............       949,612          576,000

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
     100,000  Mattel Inc. ...................$    1,731,397   $    2,266,000
      41,200  National Presto
                Industries Inc. .............     1,329,853        2,466,644
     520,000  Procter & Gamble Co. ..........    17,588,062       33,420,400
      50,000  Reckitt Benckiser plc .........     1,570,346        2,284,965
      50,000  Sally Beauty Holdings Inc.+ ...       413,063          390,000
      60,000  Spectrum Brands Inc.+ .........       583,519          654,000
   1,000,000  Swedish Match AB ..............    10,327,823       18,697,186
      10,000  Syratech Corp.+ ...............         2,000              850
      55,000  Wolverine World Wide Inc. .....       511,559        1,568,600
                                             --------------   --------------
                                                 59,743,913      146,864,035
                                             --------------   --------------
              CONSUMER SERVICES -- 1.9%
     385,000  IAC/InterActiveCorp+ ..........     4,260,890       14,306,600
   1,100,000  Liberty Media Corp. -
                Interactive, Cl. A+ .........     5,674,009       23,727,000
     445,000  Rollins Inc. ..................     3,437,602        9,838,950
                                             --------------   --------------
                                                 13,372,501       47,872,550
                                             --------------   --------------
              DIVERSIFIED INDUSTRIAL -- 5.8%
      80,000  Acuity Brands Inc. ............     1,124,000        4,163,200
       5,000  Anixter International Inc.+ ...        45,044          271,500
      75,403  Contax Participacoes SA,
                ADR .........................        30,974           69,220
     245,000  Cooper Industries Ltd.,
                Cl. A .......................    12,041,804       22,155,350
     420,000  Crane Co. .....................     6,593,275       15,388,800
     124,000  Gardner Denver Inc.+ ..........       983,688        4,626,440
     230,000  Greif Inc., Cl. A .............     5,290,617       27,232,000
     425,000  Honeywell International Inc. ..    13,730,962       19,227,000
     590,000  ITT Corp. .....................     9,292,829       33,523,800
      50,000  Jacuzzi Brands Inc.+ ..........       614,701          621,500
     142,000  Katy Industries Inc.+ .........     1,266,995          380,560
      50,000  Magnetek Inc.+ ................       267,903          282,500
     240,000  Myers Industries Inc. .........     1,460,520        3,758,400
      51,000  Pentair Inc. ..................       730,157        1,601,400
      80,000  Smiths Group plc ..............       880,176        1,553,071
     185,000  The Lamson &
                Sessions Co.+ ...............     1,134,427        4,488,100
     112,500  Trinity Industries Inc. .......       931,715        3,960,000
     130,000  Tyco International Ltd. .......     3,144,914        3,952,000
      10,000  Walter Industries Inc. ........       236,430          270,500
                                             --------------   --------------
                                                 59,801,131      147,525,341
                                             --------------   --------------
              ELECTRONICS -- 1.3%
       9,600  Chemring Group plc ............       125,113          296,987
       3,000  Hitachi Ltd., ADR .............       172,200          187,080
      13,000  Kyocera Corp., ADR ............       448,062        1,233,570
      22,000  Molex Inc., Cl. A .............       609,932          609,400
      46,000  Samsung Electronics Co.
                Ltd., GDR (a) ...............     8,616,601       15,160,215
      45,000  Sony Corp., ADR ...............     1,280,970        1,927,350

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     500,000  Symbol Technologies Inc. ......$    7,466,873   $    7,470,000
     205,000  Texas Instruments Inc. ........     5,187,155        5,904,000
                                             --------------   --------------
                                                 23,906,906       32,788,602
                                             --------------   --------------
              ENERGY AND UTILITIES -- 7.9%
      37,000  AGL Resources Inc. ............       618,475        1,439,670
     150,000  Allegheny Energy Inc.+ ........     1,510,943        6,886,500
     200,000  Aquila Inc.+ ..................       838,410          940,000
     250,000  BP plc, ADR ...................     7,151,966       16,775,000
       2,000  Cameron International Corp.+ ..        69,450          106,100
      25,000  CH Energy Group Inc. ..........     1,040,745        1,320,000
     354,000  Chevron Corp. .................    13,555,634       26,029,620
     360,000  ConocoPhillips ................    10,273,006       25,902,000
      20,000  Constellation
                Energy Group ................       484,262        1,377,400
     124,000  Devon Energy Corp. ............     1,695,494        8,317,920
     120,000  DPL Inc. ......................     2,716,196        3,333,600
      20,000  DTE Energy Co. ................       832,127          968,200
     240,000  Duke Energy Corp. .............     4,598,908        7,970,400
     100,000  Duquesne Light
                Holdings Inc. ...............     1,461,629        1,985,000
      25,000  Edison International ..........       425,000        1,137,000
     350,000  El Paso Corp. .................     3,048,363        5,348,000
     270,000  El Paso Electric Co.+ .........     3,113,357        6,579,900
     150,000  Energy East Corp. .............     3,072,446        3,720,000
     110,000  EOG Resources Inc. ............       503,773        6,869,500
     340,000  Exxon Mobil Corp. .............     8,166,149       26,054,200
      12,000  FPL Group Inc. ................       347,582          653,040
      40,625  GlobalSantaFe Corp. ...........     1,058,988        2,387,937
      50,000  Halliburton Co. ...............       992,903        1,552,500
     130,000  Mirant Corp. Escrow+ (b) ......             0                0
       1,000  Niko Resources Ltd. ...........        57,456           71,474
      22,086  NiSource Inc. .................       475,953          532,273
     185,000  Northeast Utilities ...........     3,536,826        5,209,600
      10,000  NSTAR .........................       284,757          343,600
      24,000  Oceaneering
                International Inc.+ .........       650,712          952,800
       1,000  PetroChina Co. Ltd., ADR ......        61,027          140,780
     100,000  Progress Energy Inc., CVO+ ....        52,000           32,500
      50,000  Royal Dutch Shell plc,
                Cl. A, ADR ..................     2,980,580        3,539,500
     125,000  SJW Corp. .....................     2,012,082        4,845,000
     280,000  Southwest Gas Corp. ...........     4,940,645       10,743,600
     110,000  The AES Corp.+ ................       434,151        2,424,400
      65,000  Transocean Inc.+ ..............     3,979,635        5,257,850
      60,000  TXU Corp. .....................       421,432        3,252,600
      16,666  UIL Holdings Corp. ............       426,371          703,139
      75,000  Weatherford
                International Ltd.+ .........     3,407,062        3,134,250
                                             --------------   --------------
                                                 91,296,495      198,836,853
                                             --------------   --------------

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
              ENTERTAINMENT -- 5.2%
      13,000  Aruze Corp. ...................$      378,492   $      373,598
       8,010  Chestnut Hill Ventures+ (b) ...       218,000          172,005
     715,000  Discovery Holding Co.,
                Cl. A+ ......................     5,339,540       11,504,350
      45,000  DreamWorks Animation
                SKG Inc., Cl. A+ ............     1,084,168        1,327,050
      19,406  EMI Group plc .................        75,408          100,691
     185,000  EMI Group plc, ADR ............     1,538,472        1,918,968
     600,000  Gemstar-TV Guide
                International Inc.+ .........     2,634,671        2,406,000
     620,000  Grupo Televisa SA, ADR ........     4,249,951       16,746,200
   2,000,000  Rank Group plc ................     9,837,464        9,153,566
      20,000  Regal Entertainment Group,
                Cl. A .......................       290,903          426,400
     100,000  Six Flags Inc.+ ...............       450,414          524,000
     470,000  The Walt Disney Co. ...........     9,958,179       16,106,900
   1,510,000  Time Warner Inc. ..............    20,179,133       32,887,800
      50,000  Triple Crown Media Inc.+ ......       549,453          387,000
     400,000  Viacom Inc., Cl. A+ ...........    10,979,484       16,404,000
     530,000  Vivendi .......................    10,600,520       20,715,860
      55,000  World Wrestling
                Entertainment Inc., Cl. A ...       549,085          896,500
                                             --------------   --------------
                                                 78,913,337      132,050,888
                                             --------------   --------------
              ENVIRONMENTAL SERVICES -- 1.3%
     350,000  Allied Waste Industries Inc.+ .     3,229,628        4,301,500
     300,000  Republic Services Inc. ........     3,560,581       12,201,000
     450,000  Waste Management Inc. .........     8,655,112       16,546,500
                                             --------------   --------------
                                                 15,445,321       33,049,000
                                             --------------   --------------
              EQUIPMENT AND SUPPLIES -- 5.3%
     712,500  AMETEK Inc. ...................     2,763,994       22,686,000
       3,000  Amphenol Corp., Cl. A .........        23,162          186,240
     106,000  CIRCOR International Inc. .....       932,373        3,899,740
     160,000  Crown Holdings Inc.+ ..........       721,328        3,347,200
     155,000  CTS Corp. .....................       815,744        2,433,500
       4,000  Danaher Corp. .................        70,641          289,760
     380,000  Donaldson Co. Inc. ............     1,470,210       13,189,800
     285,000  Fedders Corp.+ ................     1,170,585          285,000
     417,000  Flowserve Corp.+ ..............     6,599,240       21,045,990
     150,000  Gerber Scientific Inc.+ .......     1,412,103        1,884,000
     210,000  GrafTech International Ltd.+ ..     2,229,118        1,453,200
     520,000  IDEX Corp. ....................     2,958,676       24,653,200
      24,000  Ingersoll-Rand Co. Ltd.,
                Cl. A .......................       501,720          939,120
     230,000  Interpump Group SpA ...........       903,920        2,081,249
     200,000  Lufkin Industries Inc. ........     1,810,811       11,616,000
      47,866  Met-Pro Corp. .................       321,979          710,331
      16,524  Mueller Water Products Inc.,
                Cl. B+ ......................       227,158          246,208
      10,000  Sealed Air Corp. ..............       168,679          649,200

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES (CONTINUED)
      35,000  The Manitowoc Co. Inc. ........$      127,596   $    2,080,050
     120,000  The Weir Group plc ............       504,947        1,254,675
      30,000  Valmont Industries Inc. .......       242,908        1,664,700
     410,000  Watts Water
                Technologies Inc., Cl. A ....     4,751,606       16,855,100
                                             --------------   --------------
                                                 30,728,498      133,450,263
                                             --------------   --------------
              FINANCIAL SERVICES -- 6.5%
      15,000  Alleghany Corp.+ ..............     2,612,216        5,454,000
     420,000  American Express Co. ..........     9,628,368       25,481,400
      25,000  American International
                Group Inc. ..................     1,677,250        1,791,500
      85,000  Ameriprise Financial Inc. .....     1,628,210        4,632,500
      50,000  Argonaut Group Inc.+ ..........     1,184,298        1,743,000
      10,000  Bank of America Corp. .........       188,637          533,900
         220  Berkshire Hathaway Inc.,
                Cl. A+ ......................       874,549       24,197,800
      50,000  BKF Capital Group Inc.+ .......       669,816          167,500
       7,500  Calamos Asset
                Management Inc., Cl. A ......       135,000          201,225
     300,000  Citigroup Inc. ................    14,823,633       16,710,000
      35,000  Commerzbank AG ................       624,519        1,332,915
     110,000  Commerzbank AG, ADR ...........     2,308,920        4,170,243
     155,000  Deutsche Bank AG ..............     7,004,175       20,652,200
      55,000  H&R Block Inc. ................       694,635        1,267,200
     120,000  Janus Capital Group Inc. ......     2,225,261        2,590,800
      26,400  JPMorgan Chase & Co. ..........       535,615        1,275,120
       6,000  Legg Mason Inc. ...............       527,420          570,300
      12,000  Lehman Brothers
                Holdings Inc. ...............        54,150          937,440
      76,000  Leucadia National Corp. .......       662,967        2,143,200
     120,000  Mellon Financial Corp. ........     4,103,608        5,058,000
      23,000  Merrill Lynch & Co. Inc. ......       948,745        2,141,300
      30,000  PNC Financial Services
                Group Inc. ..................     1,456,850        2,221,200
       2,500  Prudential Financial Inc. .....        68,750          214,650
      85,000  State Street Corp. ............       661,975        5,732,400
      20,000  SunTrust Banks Inc. ...........       424,879        1,689,000
      60,000  T. Rowe Price Group Inc. ......     1,012,984        2,626,200
       1,000  TD Banknorth Inc. .............        32,210           32,280
       1,000  The Allstate Corp. ............        23,675           65,110
      55,000  The Bank of
                New York Co. Inc. ...........     1,858,706        2,165,350
     378,000  The Midland Co. ...............     1,942,907       15,857,100
     150,000  The Phoenix Companies Inc. ....     2,222,423        2,383,500
      40,000  The St. Paul Travelers
                Companies Inc. ..............     1,575,006        2,147,600
      19,000  Unitrin Inc. ..................       498,464          952,090
       8,500  Value Line Inc. ...............       136,515          386,325

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
     198,000  Waddell & Reed
                Financial Inc., Cl. A .......$    3,970,134   $    5,417,280
                                             --------------   --------------
                                                 68,997,470      164,941,628
                                             --------------   --------------
              FOOD AND BEVERAGE -- 11.1%
     344,000  Brown-Forman Corp., Cl. A .....     8,522,627       23,195,920
     120,000  Cadbury Schweppes plc, ADR ....     4,284,867        5,151,600
     150,000  Campbell Soup Co. .............     4,181,186        5,833,500
      80,000  Coca-Cola Enterprises Inc. ....     1,573,687        1,633,600
      11,000  Coca-Cola Hellenic
                Bottling Co. SA .............       268,442          435,600
     355,000  Corn Products
                International Inc. ..........     4,319,939       12,261,700
      40,000  Davide Campari-Milano SpA .....       394,038          396,542
     230,000  Del Monte Foods Co. ...........     2,246,650        2,536,900
     318,000  Diageo plc, ADR ...............    11,903,832       25,220,580
      70,000  Farmer Brothers Co. ...........       943,094        1,494,500
     330,000  Flowers Foods Inc. ............     2,105,149        8,906,700
      11,400  Fomento Economico
                Mexicano SAB de CV, ADR .....     1,000,831        1,319,664
     350,000  General Mills Inc. ............    11,981,370       20,160,000
     210,000  Groupe Danone .................    20,879,524       31,823,642
      90,000  Groupe Danone, ADR ............     1,851,062        2,934,000
   1,589,300  Grupo Bimbo SA de CV,
                Cl. A .......................     3,285,390        7,944,293
     190,000  H.J. Heinz Co. ................     6,807,817        8,551,900
      10,000  Hain Celestial Group Inc.+ ....       141,134          312,100
      10,000  Heineken NV ...................       473,801          475,612
     200,000  ITO EN Ltd. ...................     6,242,089        6,117,390
     125,000  Kellogg Co. ...................     3,311,846        6,257,500
      95,000  Kerry Group plc, Cl. A ........     1,122,284        2,357,599
      88,000  Kikkoman Corp. ................       990,823        1,062,611
      33,000  LVMH Moet Hennessy
                Louis Vuitton SA ............     1,150,670        3,482,740
      20,000  Myojo Foods Co. Ltd. ..........       131,843          139,490
       9,000  Nestle SA .....................     1,868,526        3,198,195
      75,000  Nissin Food
                Products Co. Ltd. ...........     2,783,594        2,779,295
     770,000  PepsiAmericas Inc. ............    11,293,018       16,154,600
     355,000  PepsiCo Inc. ..................     9,198,266       22,205,250
       8,720  Pernod-Ricard SA ..............     1,619,008        2,002,878
     155,000  Ralcorp Holdings Inc.+ ........     2,450,803        7,887,950
      32,000  Remy Cointreau SA .............     2,055,910        2,069,830
     265,000  The Coca-Cola Co. .............    10,217,331       12,786,250
      65,000  The Hershey Co. ...............     1,230,126        3,237,000
      20,000  The J.M. Smucker Co. ..........       547,733          969,400
     158,117  Tootsie Roll Industries Inc. ..     2,005,307        5,170,426
     255,000  Wm. Wrigley Jr. Co. ...........     6,240,995       13,188,600
      63,750  Wm. Wrigley Jr. Co., Cl. B ....     1,658,999        3,276,750
     185,000  YAKULT HONSHA Co. Ltd. ........     5,068,329        5,316,583
                                             --------------   --------------
                                                158,351,940      280,248,690
                                             --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- 3.4%
      15,000  Advanced Medical
                Optics Inc.+ ................$      562,780   $      528,000
      26,222  Allergan Inc. .................     2,458,117        3,139,822
       5,000  Alpharma Inc., Cl. A ..........       110,675          120,500
      44,000  Amgen Inc.+ ...................       203,194        3,005,640
      24,000  AngioDynamics Inc.+ ...........       550,004          515,760
       3,000  ArthroCare Corp.+ .............        34,530          119,760
      44,000  Biogen Idec Inc.+ .............       409,921        2,164,360
       5,000  Biomet Inc. ...................       156,210          206,350
      28,000  Biosite Inc.+ .................     1,285,660        1,367,800
     150,000  Bristol-Myers Squibb Co. ......     4,060,053        3,948,000
      85,000  Chemed Corp. ..................     1,326,740        3,143,300
      60,000  CONMED Corp.+ .................     1,316,339        1,387,200
      11,000  DENTSPLY International Inc. ...       209,434          328,350
      90,000  Eli Lilly & Co. ...............     5,251,364        4,689,000
      40,000  Exactech Inc.+ ................       612,866          569,200
      40,000  Henry Schein Inc.+ ............     1,091,829        1,959,200
      30,000  Hospira Inc.+ .................     1,081,595        1,007,400
      30,000  IMS Health Inc. ...............       800,421          824,400
      15,000  Inverness Medical
                Innovations Inc.+ ...........       255,011          580,500
      45,000  Invitrogen Corp.+ .............     2,307,565        2,546,550
     105,000  Johnson & Johnson .............     3,265,378        6,932,100
     120,000  Medco Health
                Solutions Inc.+ .............     3,781,261        6,412,800
     150,000  Merck & Co. Inc. ..............     4,480,183        6,540,000
       2,000  Nobel Biocare Holding AG ......       285,863          591,301
      14,000  Orthofix International NV+ ....       472,410          700,000
       4,000  OrthoLogic Corp.+ .............        13,880            5,720
      32,000  Patterson Companies Inc.+ .....       702,130        1,136,320
     570,000  Pfizer Inc. ...................    10,783,376       14,763,000
     133,000  Schering-Plough Corp. .........     2,512,360        3,144,120
       5,039  Serono SA .....................     4,528,202        4,524,141
       2,000  Stryker Corp. .................        65,440          110,220
      40,000  Thoratec Corp.+ ...............       514,145          703,200
      25,000  UnitedHealth Group Inc. .......     1,172,152        1,343,250
      35,000  William Demant
                Holding A/S+ ................     1,644,239        2,837,771
       5,000  Wright Medical Group Inc.+ ....        92,660          116,400
      55,000  Wyeth .........................     2,169,854        2,800,600
       1,000  Young Innovations Inc. ........        30,000           33,300
       3,500  Zimmer Holdings Inc.+ .........       217,154          274,330
                                             --------------   --------------
                                                 60,814,995       85,119,665
                                             --------------   --------------
              HOTELS AND GAMING -- 2.9%
      55,000  Aztar Corp.+ ..................     1,243,242        2,993,100
      15,200  Churchill Downs Inc. ..........       589,750          649,648
     335,000  Gaylord Entertainment Co.+ ....     9,073,425       17,061,550
      35,000  Harrah's Entertainment Inc. ...       765,198        2,895,200
     590,000  Hilton Hotels Corp. ...........     6,738,575       20,591,000

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
      40,000  Host Hotels & Resorts Inc. ....$      817,800   $      982,000
      39,600  International Game
                Technology ..................     1,114,521        1,829,520
   1,582,576  Ladbrokes plc .................    15,136,688       12,960,126
      22,000  Las Vegas Sands Corp.+ ........       809,047        1,968,560
     447,000  Mandarin Oriental
                International Ltd. ..........       754,937          746,490
      50,000  MGM Mirage+ ...................       619,882        2,867,500
       3,500  Orient-Express Hotels Ltd.,
                Cl. A .......................       154,525          165,620
      10,000  Pinnacle Entertainment Inc.+ ..       176,000          331,400
      90,000  Starwood Hotels & Resorts
                Worldwide Inc. ..............     1,823,635        5,625,000
      30,000  Wyndham
                Worldwide Corp.+ ............       714,450          960,600
                                             --------------   --------------
                                                 40,531,675       72,627,314
                                             --------------   --------------
              MACHINERY -- 1.9%
     140,000  Caterpillar Inc. ..............       927,858        8,586,200
      37,300  CNH Global NV .................       815,556        1,018,290
     395,000  Deere & Co. ...................     6,618,190       37,552,650
                                             --------------   --------------
                                                  8,361,604       47,157,140
                                             --------------   --------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.3%
     110,000  Cavalier Homes Inc.+ ..........       542,458          462,000
      32,200  Cavco Industries Inc.+ ........       609,204        1,128,288
     110,000  Champion Enterprises Inc.+ ....     1,051,665        1,029,600
      35,000  Coachmen Industries Inc. ......       487,069          385,000
     120,000  Fleetwood Enterprises Inc.+ ...     1,387,305          949,200
      76,000  Huttig Building
                Products Inc.+ ..............       232,463          402,040
      12,500  Nobility Homes Inc. ...........       260,493          332,375
      20,000  Palm Harbor Homes Inc.+ .......       346,431          280,400
      71,500  Skyline Corp. .................     2,837,933        2,875,730
                                             --------------   --------------
                                                  7,755,021        7,844,633
                                             --------------   --------------
              METALS AND MINING -- 1.6%
      50,000  Alcoa Inc. ....................     1,385,170        1,500,500
      75,000  Arizona Star
                Resource Corp.+ .............       312,749          887,536
     403,580  Barrick Gold Corp. ............     7,594,595       12,389,906
      12,525  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ..........       272,500          698,018
     100,000  Ivanhoe Mines Ltd.+ ...........       775,930          983,000
      10,000  James River Coal Co.+ .........       100,252           92,800
      50,000  Kinross Gold Corp.+ ...........       359,224          594,000
     510,000  Newmont Mining Corp. ..........     9,521,832       23,026,500
      30,000  Peabody Energy Corp. ..........     1,314,868        1,212,300
                                             --------------   --------------
                                                 21,637,120       41,384,560
                                             --------------   --------------
              PAPER AND FOREST PRODUCTS -- 0.0%
      20,000  Svenska Cellulosa AB, Cl. B ...       864,557        1,044,413
                                             --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 6.9%
     230,000  Belo Corp., Cl. A .............$    4,146,932   $    4,225,100
      70,000  Dow Jones & Co. Inc. ..........     2,814,568        2,660,000
      25,000  Emap plc ......................       362,733          395,268
       9,000  Idearc Inc.+ ..................       234,217          257,850
     220,000  Independent News & Media plc ..       674,635          874,134
      38,000  Lee Enterprises Inc. ..........       875,843        1,180,280
      65,535  McClatchy Co., Cl. A ..........     1,572,425        2,837,665
     364,000  Media General Inc., Cl. A .....    10,175,790       13,529,880
      80,000  Meredith Corp. ................     1,650,283        4,508,000
     132,000  New York Times Co., Cl. A .....     1,094,267        3,215,520
   4,720,000  News Corp., Cl. A .............    35,476,252      101,385,600
      24,000  News Corp., Cl. B .............       227,345          534,240
     650,000  PRIMEDIA Inc.+ ................     2,384,453        1,098,500
      20,300  Seat Pagine Gialle SpA ........        11,997           12,099
     245,000  The E.W. Scripps Co., Cl. A ...     7,786,098       12,235,300
     280,000  The McGraw-Hill
                Companies Inc. ..............     2,576,918       19,045,600
     235,000  The Reader's Digest
                Association Inc. ............     4,197,819        3,924,500
      45,000  Tribune Co. ...................     1,405,463        1,385,100
                                             --------------   --------------
                                                 77,668,038      173,304,636
                                             --------------   --------------
              REAL ESTATE -- 1.2%
     120,082  Florida East Coast
                Industries Inc. .............     1,856,261        7,156,887
     100,000  Griffin Land &
                Nurseries Inc.+ .............     1,372,091        3,245,000
      70,000  ProLogis ......................     1,800,934        4,253,900
      50,000  Realogy Corp.+ ................       968,275        1,516,000
     259,000  The St. Joe Co. ...............     1,978,948       13,874,630
                                             --------------   --------------
                                                  7,976,509       30,046,417
                                             --------------   --------------
              RETAIL -- 0.7%
      15,000  Aaron Rents Inc. ..............        46,693          431,700
      60,750  Aaron Rents Inc., Cl. A .......       287,231        1,602,585
     253,877  AutoNation Inc.+ ..............     2,169,222        5,412,658
      20,000  AutoZone Inc.+ ................     1,681,602        2,311,200
      18,000  Coldwater Creek Inc.+ .........        30,574          441,360
      35,000  Costco Wholesale Corp. ........     1,579,106        1,850,450
      35,000  CSK Auto Corp.+ ...............       561,129          600,250
      10,000  Safeway Inc. ..................       224,866          345,600
      10,000  SUPERVALU Inc. ................       297,500          357,500
      20,000  The Home Depot Inc. ...........       689,370          803,200
     118,000  The Kroger Co. ................       693,975        2,722,260
                                             --------------   --------------
                                                  8,261,268       16,878,763
                                             --------------   --------------
              SPECIALTY CHEMICALS -- 1.7%
     350,000  Chemtura Corp. ................     3,496,553        3,370,500
     470,000  Ferro Corp. ...................     7,713,851        9,724,300
       1,000  FMC Corp. .....................        64,790           76,550
     130,000  General Chemical
                Group Inc.+ .................       502,184            2,600

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
     140,000  H.B. Fuller Co. ...............$    1,076,987   $    3,614,800
     240,000  Hercules Inc.+ ................     3,605,110        4,634,400
     110,000  International Flavors &
                Fragrances Inc. .............     3,824,846        5,407,600
     100,000  MacDermid Inc. ................     3,407,960        3,410,000
     100,000  Material Sciences Corp.+ ......       934,840        1,294,000
     648,000  Omnova Solutions Inc.+ ........     2,046,412        2,967,840
     350,000  Sensient Technologies Corp. ...     6,822,605        8,610,000
      13,380  Tronox Inc., Cl. B ............       152,038          211,270
                                             --------------   --------------
                                                 33,648,176       43,323,860
                                             --------------   --------------
              TELECOMMUNICATIONS -- 6.5%
      40,000  Alltel Corp. ..................     1,237,816        2,419,200
     150,000  AT&T Inc. .....................     3,658,467        5,362,500
      14,000  Brasil Telecom Participacoes
                SA, ADR .....................       810,959          597,660
     200,000  BT Group plc ..................       753,355        1,180,663
      20,000  BT Group plc, ADR .............       674,674        1,197,800
      67,000  CenturyTel Inc. ...............       961,785        2,925,220
     520,000  Cincinnati Bell Inc.+ .........     3,080,199        2,376,400
      80,000  Citizens Communications Co. ...       909,575        1,149,600
     280,000  Commonwealth Telephone
                Enterprises Inc. ............     5,196,101       11,720,800
      80,000  Deutsche Telekom AG, ADR ......     1,229,873        1,456,000
      44,000  Embarq Corp. ..................     1,359,270        2,312,640
      35,000  France Telecom SA, ADR ........       683,990          969,500
   1,980,000  Qwest Communications
                International Inc.+ .........     5,539,649       16,572,600
   1,040,000  Sprint Nextel Corp. ...........    14,860,987       19,645,600
      75,403  Tele Norte Leste
                Participacoes SA, ADR .......     1,001,480        1,125,013
   4,300,935  Telecom Italia SpA ............     2,446,277       13,001,308
     280,000  Telecom Italia SpA, ADR .......     1,913,792        8,436,400
      94,000  Telefonica SA, ADR ............     3,341,710        5,992,500
      10,400  Telefonica SA, BDR ............       119,280          220,754
      40,000  Telefonos de Mexico SAB
                de CV, Cl. L, ADR ...........       171,746        1,130,400
     592,000  Telephone & Data
                Systems Inc. ................    12,078,671       32,163,360
     510,000  Telephone & Data
                Systems Inc., Special .......    10,262,077       25,296,000
     180,000  Verizon
                Communications Inc. .........     5,621,212        6,703,200
      40,000  Windstream Corp. ..............       266,735          568,800
                                             --------------   --------------
                                                 78,179,680      164,523,918
                                             --------------   --------------
              TRANSPORTATION -- 0.6%
      85,000  AMR Corp.+ ....................     1,245,604        2,569,550
     260,000  GATX Corp. ....................     5,898,347       11,265,800
      63,000  Grupo TMM SA, Cl. A, ADR+ .....       411,039          158,760
       4,000  Kansas City Southern+ .........         7,317          115,920
       7,900  Providence and Worcester
                Railroad Co. ................       103,258          154,050
                                             --------------   --------------
                                                  7,665,565       14,264,080
                                             --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS -- 0.8%
     140,000  America Movil SAB de CV,
                Cl. L, ADR ..................$      893,948   $    6,330,800
      72,000  Price
                Communications Corp. ........     1,120,226        1,515,600
       1,350  Tele Norte Celular
                Participacoes SA, ADR .......        20,857           12,150
       3,375  Telemig Celular
                Participacoes SA, ADR .......        97,539          129,094
      13,001  Tim Participacoes SA, ADR .....       157,722          450,095
     175,200  United States Cellular Corp.+ .     8,337,306       12,192,168
         192  Vivo Participacoes SA+ ........           670            1,321
      67,505  Vivo Participacoes SA, ADR ....       648,113          276,770
       4,174  Vivo Participacoes SA, Pfd.+ ..        66,002           17,075
       4,375  Vodafone Group plc, ADR .......        43,962          121,538
                                             --------------   --------------
                                                 11,386,345       21,046,611
                                             --------------   --------------
              TOTAL
                COMMON STOCKS ............... 1,174,467,533    2,525,007,852
                                             --------------   --------------
              PREFERRED STOCKS -- 0.2%
              AEROSPACE -- 0.2%
      29,000  Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B .....     3,379,080        3,857,000
                                             --------------   --------------
    PRINCIPAL
     AMOUNT
     ------
              CONVERTIBLE CORPORATE BONDS -- 0.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $1,000,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ............       949,651          950,000
  1,500,000   The Pep Boys -
                Manny, Moe & Jack, Cv.,
                4.250%, 06/01/07 ............     1,499,116        1,492,500
                                             --------------   --------------
                                                  2,448,767        2,442,500
                                             --------------   --------------
              AVIATION: PARTS AND SERVICES -- 0.0%
    500,000   GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 ............       500,591          519,375
                                             --------------   --------------
              COMMUNICATIONS EQUIPMENT -- 0.2%
  2,000,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ............     1,938,059        2,045,000
  1,100,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ............     1,080,050        1,069,750
                                             --------------   --------------
                                                  3,018,109        3,114,750
                                             --------------   --------------
              TOTAL CONVERTIBLE
                CORPORATE BONDS .............     5,967,467        6,076,625
                                             --------------   --------------

                                                                   MARKET
     SHARES                                       COST             VALUE
     ------                                       ----             -----
              WARRANTS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
       1,097  Alcatel-Lucent,
                expire 12/10/07+ ............$        1,821   $          340
                                             --------------   --------------
              ENERGY AND UTILITIES -- 0.0%
      11,313  Mirant Corp., Ser. A,
                expire 01/03/11+ ............       149,058          148,200
                                             --------------   --------------
              TOTAL WARRANTS ................       150,879          148,540
                                             --------------   --------------
    PRINCIPAL
     AMOUNT
     ------
              U.S. GOVERNMENT OBLIGATIONS -- 0.3%
 $8,520,000   U.S. Treasury Bills,
                4.845% to 5.009%++,
                01/04/07 to 04/26/07 ........     8,453,393        8,456,527
                                             --------------   --------------
              TOTAL
                INVESTMENTS -- 100.8% .......$1,192,418,352    2,543,546,544
                                             ==============
              OTHER ASSETS AND LIABILITIES
                (NET) -- (0.8)% .............................    (19,304,017)
                                                              --------------
              NET ASSETS -- 100.0% .......................... $2,524,242,527
                                                              ==============
----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the Rule 144A security is considered liquid and the market value amounted to $15,160,215 or 0.60% of total investments.
 (b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of the fair valued securities amounted to $172,005 or 0.01% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 BDR Brazilian Depository Receipt
 CVO Contingent Value Obligation
 GDR Global Depository Receipt

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $1,192,418,352) ...........    $ 2,543,546,544
  Cash ..................................................                954
  Receivable for investments sold .......................          3,091,855
  Dividends and interest receivable .....................          2,302,061
  Receivable for Fund shares sold .......................          1,989,985
  Prepaid expense .......................................             80,834
                                                             ---------------
  TOTAL ASSETS ..........................................      2,551,012,233
                                                             ---------------
LIABILITIES:
  Payable for investments purchased .....................         19,326,946
  Payable for Fund shares redeemed ......................          4,276,178
  Payable for investment advisory fees ..................          2,139,135
  Payable for distribution fees .........................            536,868
  Payable for accounting fees ...........................              7,376
  Other accrued expenses ................................            483,203
                                                             ---------------
  TOTAL LIABILITIES .....................................         26,769,706
                                                             ---------------
  NET ASSETS applicable to 53,279,635
    shares outstanding ..................................    $ 2,524,242,527
                                                             ===============
NET ASSETS CONSIST OF:
  Paid-in capital .......................................    $ 1,180,130,000
  Accumulated net investment income .....................             42,728
  Accumulated distributions in excess of net
    realized gain on investments and foreign
    currency transactions ...............................         (7,059,700)
  Net unrealized appreciation on investments ............      1,351,128,192
  Net unrealized appreciation on foreign
    currency translations ...............................              1,307
                                                             ---------------
  NET ASSETS ............................................    $ 2,524,242,527
                                                             ===============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($2,516,087,680 / 53,105,929 shares
    outstanding; unlimited number of
    shares authorized) ..................................             $47.38
                                                                      ======
CLASS A:
  Net Asset Value and redemption price per share
    ($4,805,851 / 101,804 shares outstanding;
    unlimited number of shares authorized) ..............             $47.21
                                                                      ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ..............................             $50.09
                                                                      ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,449.7 / 31.03 shares outstanding;
    unlimited number of shares authorized) ..............             $46.72(a)
                                                                      ======
  CLASS C:
  Net Asset Value and offering price per share
    ($3,347,546 / 71,871 shares outstanding;
    unlimited number of shares authorized) ..............             $46.58(a)
                                                                      ======

--------------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $646,891) .............      $  46,086,773
  Interest .................................................          1,125,958
                                                                  -------------
  TOTAL INVESTMENT INCOME ..................................         47,212,731
                                                                  -------------
EXPENSES:
  Investment advisory fees .................................         23,228,484
  Distribution fees - Class AAA ............................          5,792,436
  Distribution fees - Class A ..............................              7,963
  Distribution fees - Class B ..............................                 41
  Distribution fees - Class C ..............................             27,201
  Shareholder services fees ................................          1,458,922
  Shareholder communications expenses ......................            296,768
  Custodian fees ...........................................            325,149
  Legal and audit fees .....................................             81,765
  Registration expenses ....................................             61,144
  Trustees' fees ...........................................             52,995
  Accounting fees ..........................................             45,000
  Interest expense .........................................             33,053
  Miscellaneous expenses ...................................            220,193
                                                                  -------------
  TOTAL EXPENSES ...........................................         31,631,114
  Less: Custodian fee credits ..............................            (27,601)
                                                                  -------------
  NET EXPENSES .............................................         31,603,513
                                                                  -------------
  NET INVESTMENT INCOME ....................................         15,609,218
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........................        122,935,649
  Net realized gain on foreign
    currency transactions ..................................            116,758
                                                                  -------------
  Net realized gain on investments and foreign
    currency transactions ..................................        123,052,407
                                                                  -------------
  Net change in unrealized appreciation/
    depreciation on investments ............................        324,723,379
  Net change in unrealized appreciation/
    depreciation on foreign currency translations ..........              3,743
                                                                  -------------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ..................................        324,727,122
                                                                  -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .......................        447,779,529
                                                                  -------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................      $ 463,388,747
                                                                  =============

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              YEAR ENDED             YEAR ENDED
                                                                          DECEMBER 31, 2006      DECEMBER 31, 2005
                                                                          -----------------      -----------------
OPERATIONS:
  Net investment income ............................................       $    15,609,218        $     6,498,797
  Net realized gain on investments and foreign currency transactions           123,052,407            107,057,442
  Net change in unrealized appreciation/depreciation on investments
   and foreign currency translations ...............................           324,727,122            (15,485,585)
                                                                           ---------------        ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............           463,388,747             98,070,654
                                                                           ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ......................................................           (15,507,490)            (6,113,895)
    Class A ........................................................               (32,680)                (7,382)
    Class C ........................................................                (1,640)                (3,075)
                                                                           ---------------        ---------------
                                                                               (15,541,810)            (6,124,352)
                                                                           ---------------        ---------------
  Net realized gain on investments and foreign currency transactions
    Class AAA ......................................................          (123,401,185)          (107,016,495)
    Class A ........................................................              (235,506)               (89,587)
    Class B ........................................................                   (72)                   (57)
    Class C ........................................................              (166,895)              (108,437)
                                                                           ---------------        ---------------

                                                                              (123,803,658)          (107,214,576)
                                                                           ---------------        ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................          (139,345,468)          (113,338,928)
                                                                           ---------------        ---------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ......................................................           (53,691,894)            45,495,325
    Class A ........................................................             2,459,100              1,689,183
    Class B ........................................................                  (105)                    58
    Class C ........................................................               734,082              1,985,171
                                                                           ---------------        ---------------
  Net increase (decrease) in net assets from shares of
    beneficial interest transactions ...............................           (50,498,817)            49,169,737
                                                                           ---------------        ---------------
  REDEMPTION FEES ..................................................                 6,381                 39,655
                                                                           ---------------        ---------------
  NET INCREASE IN NET ASSETS .......................................           273,550,843             33,941,118
NET ASSETS:
  Beginning of period ..............................................         2,250,691,684          2,216,750,566
                                                                           ---------------        ---------------
  End of period (including undistributed net
     investment income of $42,728
     and $76,880, respectively) ....................................       $ 2,524,242,527        $ 2,250,691,684
                                                                           ===============        ===============

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board ("the FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to decrease accumulated net investment income by $101,560 and to increase accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $101,560.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                       DECEMBER 31, 2006   DECEMBER 31, 2005
                                       -----------------   -----------------
     DISTRIBUTIONS PAID FROM:
     Ordinary income
        (inclusive of short-term
        capital gains) ................ $ 18,460,454         $  7,034,411
     Net long-term capital gains ......  120,885,014          106,304,517
                                        ------------         ------------
     Total distributions paid ......... $139,345,468         $113,338,928
                                        ============         ============

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Net unrealized appreciation on investments and
             foreign currency transactions ..................  $1,344,112,527
                                                               --------------

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:

                                          GROSS          GROSS
                                       UNREALIZED     UNREALIZED     NET UNREALIZED
                          COST        APPRECIATION   DEPRECIATION     APPRECIATION
                          ----        ------------   ------------    ---------------
   Investments ...  $1,199,435,324   $1,379,595,696  $(35,484,476)   $1,344,111,220

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $6,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the chairman of each committee also receives $1,000 per year. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term securities, aggregated $167,065,826 and $195,713,942, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $306,553 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $14,133 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At December 31, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the fiscal year ended December 31, 2006 was $684,814 with a weighted average interest rate of 5.48%. The maximum amount borrowed at any time during the fiscal year ended December 31, 2006 was $14,523,000.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares - Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $6,381 and $39,655, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


Transactions in shares of beneficial interest were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                 DECEMBER 31, 2006                 DECEMBER 31, 2005
                                           ----------------------------      ---------------------------
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                           ----------     -------------      ----------    -------------
                                                     CLASS AAA                         CLASS AAA
                                           ----------------------------      ---------------------------
Shares sold .............................   4,386,829     $ 200,022,345       5,862,472    $ 244,466,062
Shares issued upon
  reinvestment of distributions .........   2,754,940       131,438,858       2,596,902      107,200,111
Shares redeemed .........................  (8,657,022)     (385,153,097)     (7,296,026)    (306,170,848)
                                           ----------     -------------      ----------    -------------
   Net increase (decrease) ..............  (1,515,253)    $ (53,691,894)      1,163,348    $  45,495,325
                                           ==========     =============      ==========    =============
                                                      CLASS A                           CLASS A
                                           ----------------------------      ---------------------------
Shares sold .............................      68,271     $   3,117,967          41,938    $   1,770,412
Shares issued upon
  reinvestment of distributions .........       5,392           256,308           2,327           95,775
Shares redeemed .........................     (20,401)         (915,175)         (4,190)        (177,004)
                                           ----------     -------------      ----------    -------------
   Net increase .........................      53,262     $   2,459,100          40,075    $   1,689,183
                                           ==========     =============      ==========    =============
                                                      CLASS B                           CLASS B
                                           ----------------------------      ---------------------------
Share sold ..............................         133     $       5,658              --               --
Shares issued upon
  reinvestment of distributions .........           2                72               1    $          58
Shares redeemed .........................        (133)           (5,835)             --               --
                                           ----------     -------------      ----------    -------------
   Net increase (decrease) ..............           2     $        (105)              1    $          58
                                           ==========     =============      ==========    =============
                                                      CLASS C                           CLASS C
                                           ----------------------------      ---------------------------
Shares sold .............................      17,459     $     784,241          47,792    $   2,009,812
Shares issued upon
  reinvestment of distributions .........       3,534           165,790           2,732          111,189
Shares redeemed .........................      (4,903)         (215,949)         (3,230)        (135,830)
                                           ----------     -------------      ----------    -------------
   Net increase .........................      16,090     $     734,082          47,294    $   1,985,171
                                           ==========     =============      ==========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                                   INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                               ----------------------------------------    ---------------------------------------
                                                  Net
                Net Asset          Net       Realized and       Total                      Net
  Period          Value,       Investment     Unrealized        from           Net      Realized
   Ended        Beginning        Income     Gain (Loss) on   Investment    Investment    Gain on        Total
December 31     of Period      (Loss)(a)      Investments    Operations      Income    Investments   Distributions
-----------     ---------      ---------    --------------   ----------    ----------  -----------   -------------
CLASS AAA
   2006          $41.13         $ 0.30          $ 8.70          $9.00        $(0.31)     $(2.44)        $(2.75)
   2005           41.45           0.12            1.73           1.85         (0.12)      (2.05)         (2.17)
   2004           36.26           0.02            5.96           5.98         (0.03)      (0.76)         (0.79)
   2003           28.25           0.04            8.60           8.64         (0.03)      (0.60)         (0.63)
   2002           32.97           0.02           (4.72)         (4.70)        (0.02)      (0.00)(b)      (0.02)

CLASS A
   2006          $41.01         $ 0.32          $ 8.66          $8.98        $(0.34)     $(2.44)        $(2.78)
   2005           41.39           0.10            1.74           1.84         (0.17)      (2.05)         (2.22)
   2004(c)        36.26           0.03            5.94           5.97         (0.08)      (0.76)         (0.84)

CLASS B
   2006          $40.64         $ 0.18          $ 8.34          $8.52            --      $(2.44)        $(2.44)
   2005           41.16          (0.17)           1.70           1.53            --       (2.05)         (2.05)
   2004(c)        36.26          (0.25)           5.91           5.66            --       (0.76)         (0.76)

CLASS C
   2006          $40.54         $(0.03)         $ 8.54          $8.51        $(0.03)     $(2.44)        $(2.47)
   2005           41.14          (0.20)           1.71           1.51         (0.06)      (2.05)         (2.11)
   2004(c)        36.26          (0.26)           5.92           5.66         (0.02)      (0.76)         (0.78)

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                ----------------------------------------------

                             Net Asset           Net Assets     Net
  Period                       Value,              End of    Investment              Portfolio
   Ended          Redemption   End of    Total     Period      Income    Operating   Turnover
December 31         Fees(a)    Period   Return+   (in 000's)   (Loss)     Expenses      Rate
-----------       ----------   ------   -------   ----------    ----     ----------   --------
CLASS AAA
   2006             $0.00(b)   $47.38     21.8%   $2,516,088    0.67%       1.36%        7%
   2005              0.00(b)    41.13      4.4     2,246,439    0.29        1.37         6
   2004              0.00(b)    41.45     16.5     2,216,050    0.06        1.38         7
   2003                --       36.26     30.6     1,958,431    0.11        1.38         7
   2002                --       28.25    (14.3)    1,501,420    0.04        1.38         8

CLASS A
   2006             $0.00(b)   $47.21     21.9%   $    4,806    0.71%       1.35%        7%
   2005              0.00(b)    41.01      4.4         1,991    0.23        1.38         6
   2004(c)           0.00(b)    41.39     16.5           351    0.07        1.40         7

CLASS B
   2006             $0.00(b)   $46.72     20.9%   $        1    0.41%       2.11%        7%
   2005              0.00(b)    40.64      3.7             1   (0.41)       2.02         6
   2004(c)           0.00(b)    41.16     15.6             1   (0.67)       2.07         7

CLASS C
   2006             $0.00(b)   $46.58     20.9%   $    3,348   (0.07)%      2.11%        7%
   2005              0.00(b)    40.54      3.6         2,261   (0.49)       2.13         6
   2004(c)           0.00(b)    41.14     15.6           349   (0.68)       2.15         7

---------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) Amount represents less than $0.005 per share.
(c) Class A, Class B, and Class C Shares were initially offered on
    December 31, 2003.

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of The Gabelli Asset Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 28, 2007

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS                   HELD BY TRUSTEE 4
----------------       ------------  ----------------     ----------------------                   ------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1986          24        Chairman of the Board and Chief Executive    Director of Morgan
Trustee and Chairman                                 Officer of GAMCO Investors, Inc. and Chief   Group Holdings, Inc.
Age: 64                                              Investment Officer - Value Portfolios        (transportation services);
                                                     of Gabelli Funds, LLC and GAMCO Asset        Chairman of the Board of
                                                     Management Inc.; Director/Trustee or Chief   Lynch Interactive Corporation
                                                     Investment Officer of other registered       (multimedia and communication
                                                     investment companies in the Gabelli Funds    services company)
                                                     complex; Chairman and Chief Executive
                                                     Officer of GGCP, Inc.

JOHN D. GABELLI        Since 1999          10        Senior Vice President of Gabelli &           Director of GAMCO
Trustee                                              Company, Inc.                                Investors, Inc.
Age: 62

INDEPENDENT TRUSTEES 5:
----------------------
ANTHONY J. COLAVITA    Since 1989          34        Partner in the law firm of                      --
Trustee                                              Anthony J. Colavita P.C.
Age: 71

JAMES P. CONN          Since 1992          15        Former Managing Director and Chief           Director of First Republic
Trustee                                              Investment Officer of Financial Security     Bank (banking)
Age: 68                                              Assurance Holdings Ltd. (1992-1998)
                                                     (insurance holding company)

ANTHONY R. PUSTORINO   Since 1986          14        Certified Public Accountant; Professor       Director of The LGL Group,
Trustee                                              Emeritus, Pace University                    Inc. (diversified
Age: 81                                                                                           manufacturing)

WERNER J. ROEDER, MD   Since 2001          23        Medical Director of Lawrence Hospital           --
Trustee                                              and practicing private physician
Age: 66

ANTHONIE C. VAN EKRIS   1986-1989          17        Chairman of BALMAC                              --
Trustee               1992-present                   International, Inc. (commodities
Age: 72                                              and futures trading)

SALVATORE J. ZIZZA      1986-1996          25        Chairman of Hallmark Electrical              Director of Hollis-Eden
Trustee               2000-present                   Supplies Corp. (distribution of              Pharmaceuticals
Age: 61                                              electrical supplies)                         (biotechnology); Director
                                                                                                  of Earl Scheib, Inc.
                                                                                                  (automotive services)

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                         TERM OF
                       OFFICE AND
NAME, POSITION(S)       LENGTH OF
    ADDRESS 1              TIME                                PRINCIPAL OCCUPATION(S)
    AND AGE              SERVED 2                              DURING PAST FIVE YEARS
----------------         --------                              -----------------------

OFFICERS:
--------
BRUCE N. ALPERT        Since 1994            Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                    since 1988 and an officer of all of the registered investment companies
Age: 55                                      in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                             since 1998

JAMES E. MCKEE         Since 1995            Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Secretary                                    since 1999 and GAMCO Asset Management Inc. since 1993;
Age: 43                                      Secretary of all of the registered investment companies in the
                                             Gabelli Funds complex

AGNES MULLADY          Since 2006            Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                    complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                      and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                             Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004;
                                             Controller of Reserve Management Corporation and Reserve Partners, Inc. and
                                             Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004            Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004;
Chief Compliance Officer                     Chief Compliance Officer of all of the registered investment companies
Age: 53                                      in the Gabelli Funds complex; Vice President of Goldman Sachs Asset
                                             Management from 2000 through 2004

----------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested  person" of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario
    J. Gabelli and John D. Gabelli are brothers.
  4 This column includes only  directorships of companies  required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
  5 Trustees   who  are not  interested  persons  are  considered  "Independent"
    Trustees.

--------------------------------------------------------------------------------

                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

 For the fiscal year ended December 31, 2006, the Fund paid to shareholders on December 27, 2006 ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.364, $0.396, $0.057, and $0.081 and a long-term capital gain distribution totaling $2.386 per share for Class AAA, Class A, Class B, and Class C which is designated as a capital gain dividend. The Fund designates a maximum of $120,885,014 of long-term capital gains as a capital gain dividend for tax purposes. For the fiscal year ended December 31, 2006, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distribution was qualified dividend income.

 U.S. GOVERNMENT INCOME:
 The percentage of the ordinary income dividend paid by the Fund during fiscal year 2006 which was derived from U.S. Treasury securities was 1.10%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                              Anthony R. Pustorino
CHAIRMAN AND CHIEF                                 CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                                  PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                              PACE UNIVERSITY

Anthony J. Colavita                                Werner J. Roeder, MD
ATTORNEY-AT-LAW                                    MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                          LAWRENCE HOSPITAL

James P. Conn                                      Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER                    CHAIRMAN
FINANCIAL SECURITY ASSURANCE                       BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                                   Salvatore J. Zizza
John D. Gabelli                                    CHAIRMAN
SENIOR VICE PRESIDENT                              HALLMARK ELECTRICAL SUPPLIES
GABELLI & COMPANY, INC.                            CORP.


                                    OFFICERS
Bruce N. Alpert                                    James E. McKee
PRESIDENT                                          SECRETARY

Agnes Mullady                                      Peter D. Goldstein
TREASURER                                          CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP





--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB405Q406SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



                                    THE
                                    GABELLI
                                    ASSET
                                    FUND





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $40,829 for 2005 and $41,000 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,880 for 2005 and $3,100 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  Not applicable

                           (c)  100%

                           (d)  Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     The Gabelli Asset Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
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By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date              03/01/2007
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* Print the name and title of each signing officer under his or her signature.